Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	[1],[2]	$ 74,738	$ 125,948
Accounts receivable and accrued revenues	[2]	75,848	59,465
Capitalized voyage expenses		2,549	2,799
Prepaid expenses		13,557	10,550
Derivative financial assets	[3]	0	3,759
Bunker inventory		33,806	33,069
Total current assets		200,498	235,589
Non-current assets
Vessels		1,283,710	1,261,998
Advances for vessel upgrades		10	4,583
Other property, plant and equipment		6,649	4,949
Goodwill		1,356	1,356
Total non-current assets		1,291,725	1,272,885
Total assets		1,492,223	1,508,474
Current liabilities
Accounts payable and accrued expenses	[2]	20,493	29,398
Current portion long-term debt	[2]	30,300	29,626
Other current liabilities		1,418	1,178
Deferred shipping revenues		4,394	4,172
Total current liabilities		56,605	64,374
Non-current liabilities
Long-term debt	[2]	398,425	367,069
Other non-current liabilities		5,527	3,545
Total non-current liabilities		403,952	370,614
Total liabilities		460,557	434,988
Equity
Common stock at par value		1,610	1,627
Additional paid-in capital		1,228,254	1,243,754
Accumulated deficit		(206,477)	(180,664)
Translation differences		201	138
Other reserves		3,566	3,623
Total equity attributable to the Company		1,027,153	1,068,478
Non-controlling interest		4,513	5,008
Total equity		1,031,667	1,073,486
Total liabilities and equity		$ 1,492,223	$ 1,508,474

[1]	Cash and cash equivalents include $370 thousand in restricted cash in 2023 and $316 thousand in restricted cash in 2022, including employee withholding tax.
[2]	Amounts carried at amortized cost.
[3]	Amounts carried at fair value through profit or loss.